Law Department
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

February 10, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 2 to the Registration Statement
on Form N-4 for Lincoln Life & Annuity Variable Annuity Account H of
Lincoln Life & Annuity Company of New York (File No. 333-171097)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln Life & Annuity Variable Annuity Account H (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 2 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 181 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is intended to be a “template” for other filings by the Company.  Accordingly, the Company will submit a supplemental request, under separate cover, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable annuity contracts issued through the Account and certain other separate accounts of the Company.

If you have any questions or comments on the Amendment, please contact me at (860) 466-1222.

Sincerely,
Scott C. Durocher
Counsel